Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.
Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2018	2017
Computer software	$124	$248
Computer equipment	197	717
Machinery and equipment	1,784	3,351
Furniture and fixture	78	517
Leasehold improvements	326	638
Equipment held by customers	2,718	2,997
	5,227	8,468
Less: Accumulated depreciation and amortization	(3,155)	(5,564)
Add: Construction-in-progress	6	46
	$2,078	$2,950

Depreciation expense for the years ended
December
31,
2018
and
2017,
was
$934,000
and
$1,476,000,
respectively. Property and equipment includes certain equipment that is leased to customers and located at customer premises. The Company retains the ownership of the equipment held for evaluation and has the right to remove the equipment if it is not
being utilized according to expectations. Depreciation expense relating to the leased equipment held by customers of
$499,000
and
$735,000,
was recorded in cost of revenues during the years ended
December
31,
2018
and
2017,
respectively. The net book value of this equipment was
$1,399,000
and
$1,811,000
at
December
31,
2018
and
2017,
respectively.